Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SPCB
Entity Common Stock, Shares Outstanding	14,958,339
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the Annual Report on Form 20-F for the fiscal year ended December 31, 2017 of SuperCom Ltd. (the “Company”) originally filed with the Securities and Exchange Commission (“SEC”) on May 21, 2018 (the “Original Form 20-F”). This Amendment is being filed due to an error by the Company in filing the Original Form 20-F without a signed consent from its previous independent registered public accounting firm, Brightman Almagor Zohar & Co. (“Deloitte”), a member of Deloitte Touche Tohmatsu Limited. This error occurred due to a miscommunication with Deloitte at the time of the filing of the Original Form 20-F regarding the 2017 audited financial statements and the required additional procedures needed to be undertaken prior to inclusion of Deloitte's report on the Company's 2016 and 2015 financial statements and thereby on the availability of the consent of Deloitte for filing. Upon discovery of the error, the Company promptly worked with Deloitte to allow for the completion of their required procedures. This amendment includes the duly signed consent of Deloitte. In addition, this Amendment includes an amendment to the Company's consolidated statement of operations for 2016 changing the allocation of the total cost of revenues between the cost of products and cost of services, increasing the cost of products in 2016 by $868,000 and decreasing the cost of services by the same amount. The total cost of revenues for 2016 did not change. This Amendment also includes a revised Report of Independent Registered Public Accounting Firm of Deloitte with a dual date and an explanatory paragraph with respect to the separation revenues and cost of revenue to products and services in accordance with Rules 5-03(b)(1) and (2) of Regulation S-X, as well as updated dates for the auditor consents. Except as provided above, this Amendment does not amend, update or change the consolidated financial statements, or any other items or disclosures contained in the Original Form 20-F and does not otherwise reflect events occurring after the original filing date of the Original Form 20-F.